UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee
, WI  53202

(Address of principal executive offices) (Zip code)

Jay S. Fitton
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee
, WI  53202

(Name and address of agent for service)

(513)-629-8104
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2022

Date of reporting period:  November 30, 2022

Item 1. Reports to Stockholders.

(a)
Rockefeller Climate Solutions Fund
Annual Report
November 30, 2022
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111

Report of Independent
Registered Public Accounting Firm . . . . . . . . . . . . . . . . . . . . . . . . 27
Basis for Trustees’ Approval

Dear Shareholder:
Global equity markets were down during the relevant period – the MSCI All-Country World
Index (net dividends) (“MSCI ACWI”) fell 11.9% during the fiscal year ended November 30,
2022 – as the market grappled with soaring inflationary pressures and the attempts of global central banks to control it. The U.S. Federal Reserve’s (Fed), and other central bank’s chief weapon to stamp out inflation has been to increase interest rates, which comes with the risk of negatively impacting global growth and drifting economies into a possible recession.
The supply chain shortages, aggressive stimulus and monetary policy during the COVID-19 pandemic created meaningful inflationary pressures on U.S. consumers. U.S. Consumer
Price Index (CPI) has come down from its peak of 9.1% in June 2022 but remains an important data marker for policymakers, as it weighs on consumer sentiment. In 2022, the
Fed increased interest rates seven consecutive times, maintaining a hawkish position with global central banks following suit. Additionally, the invasion of Ukraine translated to a sharp shift in the energy supply of the Eurozone that exacerbated the global inflation problem and contributed to economic deterioration in the region.
Global Economy :
Global markets may continue to decline over the course of 2022 and into 2023 as economic uncertainty remains. The main concern is whether central banks can balance rate hike increases while not stunting economic growth. Global Purchasing Managers’ Indices are descending into contraction territory which is likely to result in negative growth in the coming year. While valuations have compressed across all major markets, earnings revisions may continue to drift lower as companies deal with volume challenges and lingering input costs.
New COVID cases continue to linger globally, however, high vaccination rates and low fatality rates have desensitized the markets to COVID related news outside of China where
“Zero-COVID” policy remained until very recently. China has recently eliminated more than half its Zero-COVID curbs in just a few weeks, with the explosive about-turn putting the economy on track to be free of COVID constraints by the end of March 2023. The first COVID deaths since the rules easing were reported on December 18, 2022.
Rockefeller Climate Solutions Fund:
For the fiscal year ended November 30, 2022, the Institutional Class shares of the
Rockefeller Climate Solutions Fund returned -14.55%(net) versus the MSCI ACWI return of -11.62% over the same period. The Fund was negatively impacted during the period by its structural underweight to traditional Energy, which had an exceptional year, given the portfolio’s focus on companies providing climate adaptation or mitigation solutions.
Sweetgreen
was the largest single detractor, as the market has punished early-stage growth companies with short operating histories. We continue to have conviction in Sweetgreen’s brand and growth prospects, as we believe it is well positioned to benefit from changing high-income preferences for healthier meals with a relatively lower carbon footprint.
Mueller
Industries
, a provider of components for water infrastructure and heating, ventilation, and air conditioning industries, was the largest contributor to relative performance during the period. The company is generating high cash flows while also operating at high levels of efficiency and productivity. Mueller has limited sell-side coverage, and we believe the market underappreciates the company’s resilient demand backdrop for their products.

Looking Forward:
We continue to believe that this uncertain and inflationary environment favors companies that can quickly and efficiently pass along prices to consumers. Additionally, the economic uncertainties presented by Energy markets in 2022 will likely create long-term opportunities for lower-carbon solutions and investments, as these can reduce energy dependencies at lower costs in most geographies. In the face of economic headwinds, companies that address complex environmental challenges will continue to see opportunities.
The energy crisis Europe currently faces has caused short-term gyrations in energy use, including extending the life of nuclear assets set for retirement (Germany, Belgium) and higher use of coal for electricity generation. The prospect of a cold winter will dictate how the region continues to evaluate its position in 2023, with short-term fixes to maintain consumer prices lower being the current goal. The European Commission has proposed obligatory electricity consumption declines of 5% and set a revenue cap on electricity to discourage high energy costs as well as collect additional revenue from electricity producers that have been deemed to be earning excess profits from high power prices. While we are witnessing odd distortions in energy markets today, we believe these will drive additional demand for cleaner fuels tomorrow not only due to price dynamics but also due to the ability for governments and corporations to drive domestic production and enhance energy security.
Moreover, if Europe is able to navigate the current crisis reasonably and set up well into
Winter 2023, the relief will create the opportunity for affected stocks to outperform.
In the U.S., the Inflation Reduction Act (IRA) signed into law this past August will enable nearly $370 billion in incentives to boost adoption of renewable energy and accelerate the transition to a low carbon U.S. economy. The IRA bill will also contain measures to help accelerate emissions reductions and position the U.S. on track to reduce emissions by
40% compared to 2005 levels, by 2030. We believe the passage of the IRA bill will provide enhanced visibility to enable increased investments in climate change solutions such as renewable energy, electric vehicles, energy efficiency and infrastructure resiliency. The passage of the IRA bill also positions the U.S. closer in line with the commitments pledged under the Paris Agreement to limit temperature increases to 1.5 degrees Celsius.
/s/ Rolando Morillo /s/ Jose Garza
Portfolio Manager, Thematic Investing Portfolio Manager, Thematic Investing
Rockefeller Asset Management Rockefeller Asset Management
Opinions expressed are those of Rockefeller Asset Management and are subject to change, are not guaranteed and should not be considered investment advice. Rockefeller Asset Management is a division of Rockefeller & Co. LLC, the investment adviser to the Rockefeller Funds.
Must be preceded or accompanied by a current prospectus.
Past performance is no guarantee of future results.
Mutual fund investing involves risk. The value of your investment in the Fund could go down as well as up. You may lose money investing in the Fund, including the loss of principal. Investing in the Fund is subject to certain risks, including general market risk; management risk; climate solutions risk; the risks of investing in equity securities, MLPs, REITS, other investment companies and exchange traded funds and other types of securities. Investments in large capitalization companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Large cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Investments in small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.
Investments in non-U.S. securities may be more sensitive to currency fluctuations, political and economic instability, differing government regulations and liquidity risks. These risks are greater in emerging markets. Commodity-linked investments may subject the Fund to greater risks and volatility as commodity prices may be influenced by a variety of factors including unfavorable weather, environmental factors, and changes in government regulations. The Fund’s focus on environmental criteria will limit the number of investment opportunities available to the Fund as compared to other mutual funds with broader investment objectives, and as a result, the Fund may underperform funds that are not subject to similar investment considerations. Portfolio companies may be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants. In addition, companies may share common characteristics and be subject to similar business risks and regulatory burdens.
A downturn in the demand for climate change mitigation and adaptation products and services is likely to have a significant negative impact on the value of the Fund’s investments. As a result of these and other factors, the Fund’s portfolio investments are expected to be volatile, which may result in significant investment losses to the Fund.
The MSCI ACWI total return indices reinvest dividends after the deduction of withholding taxes, using
(for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties. One cannot invest directly in an index.
The Rockefeller Funds are distributed by Quasar Distributors, LLC.

Rockefeller Climate Solutions Fund
Expense Example
November 30, 2022 (Unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2)
ongoing costs, including management fees, distribution and service (12b-1) fees and other
Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/22 – 11/30/22).
Actual Expenses
The first line of each of the following tables provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. Individual Retirement Accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the
Example. The Example includes, but is not limited to, management fees, fund administration fees and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of each of the following tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Rockefeller Climate Solutions Fund
Expense Example (Continued)
November 30, 2022 (Unaudited)
Rockefeller Climate Solutions Fund
Beginning
Account Value
6/01/22
Ending
Account Value
11/30/22
Expenses
Paid During
Period
6/01/22
— 11/30/22
*
Institutional Class
Actual ....................................... $1,000.00 $ 1,003.60 $4.97
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,020.10 $5.01
Class A
Actual ....................................... $1,000.00 $ 1,002.40 $6.22
Hypothetical (5% return before
expenses) .................................. $1,000.00 $ 1,018.85 $6.28
*
Expenses are equal to the Fund's annualized expense ratio of 0.99% and 1.24% for the
Institutional Class and Class A, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the period).

Rockefeller Climate Solutions Fund
Investment Highlights
November 30, 2022 (Unaudited)
The Fund seeks long-term growth of capital principally through equity investments in global companies across the market capitalization spectrum offering on climate change mitigation or adaptation products and services. Rockefeller & Co., LLC (the “Adviser”) typically considers a company to be focused on climate mitigation or adaptation solutions where it generates revenue by delivering products or services related to water infrastructure and technologies, waste management and technologies, energy efficiency, food, agriculture and forestry, renewable and alternative energy, healthcare, pollution control, and/or climate support systems (“Climate Solution Activities”). While the Fund may invest in companies operating in any industry or sector, due to its focus on Climate Solutions Activities, the Fund is expected to have more meaningful exposure to companies operating in the Industrials sector, and to a lesser extent, to companies operating in the Consumer Discretionary, Communication
Services, traditional Energy, and Financials sectors. The Adviser believes that companies positioned alongside environmental sectors have the potential to significantly outperform the broader equity market over the long-term.
Average Annual Returns as of November 30, 2022
Allocation of Portfolio Holdings as of November 30, 2022
(% of Investments)
Common Stocks 96.26%
Money Market Funds 2.54
Real Estate Investment Trusts 1.20
100.00%
Allocation of Portfolio Holdings as of November 30, 2022
(% of Investments)
United States 63.19%
France 9.56
United Kingdom 6.76
Japan 5.31
Netherlands 4.62
Canada 3.17
Faroe Islands 2.68
Italy 2.13
Denmark 1.34
Switzerland 1.24
100.00%
Class A
(1)
MSCI All Country
World Index (Net
Dividends)
1 Year ................................ -14.76% -11.62%
Since Inception ........................ -10.75% -7.70%
(1)
Class A Shares of the Fund commenced operations on July 21, 2021.

Rockefeller Climate Solutions Fund
Investment Highlights (Continued)
November 30, 2022 (Unaudited)
Average Annual Returns as of November 30, 2022
Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Current performance of the Fund may be lower or higher than the performance quoted.
Performance data current to the most recent month-end may be obtained by calling 855-
369-6209.
Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.
Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.
The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of
Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The graph does not reflect any future performance.
The MSCI All Country World Index (Net Dividends) (“MSCI ACWI”) is a free float-adjusted market capitalization weighted index that measures the equity performance of global developed and emerging markets. The MSCI returns reflect the reinvestment of dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.
Institutional
Class
(1)
MSCI All Country
World Index (Net
Dividends)
1 Year ................................ -14.55% -11.62%
5 Years ............................... 6.75% 6.41%
10 Years .............................. 8.85% 8.66%
Since Inception ........................ 9.38% 9.47%
(1)
Performance shown prior to July 21, 2021 is that of the Rockefeller Climate Solutions Fund, L.P.
(the "Predecessor Fund").  The Predecessor Fund commenced operations on June 1, 2012.  The
Predecessor Fund was reorganized into the Fund on July 21, 2021 in exchange for Institutional
Class shares of the Fund.

Rockefeller Climate Solutions Fund
Investment Highlights (Continued)
November 30, 2022 (Unaudited)
* Inception Date

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments
November 30, 2022
Shares Value
Common Stocks — 96 .27%
Aerospace & Defense — 1 .92%
Maxar Technologies, Inc. ................................. 72,979 $ 1,766,092
Building Products — 6 .44%
A O Smith Corp. ....................................... 30,942 1,879,417
AZEK Co., Inc. (a) ...................................... 46,061 890,820
Cie de Saint-Gobain .................................... 43,764 2,018,034
Geberit AG ........................................... 2,382 1,141,821
5,930,092
Chemicals — 4 .96%
Air Products and Chemicals, Inc. ........................... 9,041 2,804,156
Ginkgo Bioworks Holdings, Inc. (a) ......................... 29,933 59,567
Koninklijke DSM NV .................................... 13,138 1,704,049
4,567,772
Commercial Services & Supplies — 1 .68%
Tetra Tech, Inc. ........................................ 10,006 1,546,828
Construction & Engineering — 7 .69%
Arcadis NV ........................................... 62,523 2,552,157
MasTec, Inc. (a) ....................................... 30,479 2,768,408
Stantec, Inc. .......................................... 35,540 1,758,307
7,078,872
Diversified Telecommunication Services — 2 .68%
Iridium Communications, Inc. (a) ........................... 46,541 2,471,327
Electric Utilities — 5 .27%
Enel SpA ............................................ 363,786 1,962,556
SSE PLC ............................................ 139,347 2,890,146
4,852,702
Electrical Equipment — 5 .96%
Array Technologies, Inc. (a) ............................... 59,781 1,251,814
Schneider Electric SE ................................... 20,347 3,004,741
Vestas Wind Systems AS ................................ 47,515 1,234,545
5,491,100
Electronic Equipment, Instruments & Components — 11 .36%
Badger Meter, Inc. ...................................... 22,829 2,644,055
Halma PLC ........................................... 60,604 1,607,606
TE Connectivity Ltd. .................................... 14,798 1,866,324
Teledyne Technologies, Inc. (a) ............................ 4,304 1,808,110
Trimble, Inc. (a) ........................................ 42,380 2,532,205
10,458,300
Food Products — 5 .65%
Bakkafrost P/F ........................................ 44,888 2,468,878
Darling Ingredients, Inc. (a) ............................... 38,015 2,730,617

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
November 30, 2022
Shares Value
Common Stocks — 96.27% (Continued)
Food Products — 5.65% (Continued)
$ 5,199,495
Hotels, Restaurants & Leisure — 1 .30%
Sweetgreen, Inc. (a) .................................... 83,802 1,200,883
Independent Power and Renewable Electricity Producers — 3 .55%
Brookfield Renewable Corp. .............................. 61,455 2,004,047
Brookfield Renewable Partners LP ......................... 10,289 291,076
Sunnova Energy International, Inc. (a) ....................... 42,770 976,439
3,271,562
Industrial Conglomerates — 1 .67%
Hitachi Ltd. ........................................... 28,800 1,540,209
Life Sciences Tools & Services — 9 .02%
Danaher Corp. ........................................ 15,460 4,226,919
Thermo Fisher Scientific, Inc. ............................. 7,282 4,079,522
8,306,441
Machinery — 15 .83%
ATS Corp. (a) ......................................... 26,206 873,176
Kubota Corp. ......................................... 121,100 1,800,596
METAWATER Co. Ltd. ................................... 117,800 1,542,819
Mueller Industries, Inc. .................................. 46,633 3,206,952
Mueller Water Products, Inc. .............................. 107,811 1,257,076
Pentair PLC .......................................... 37,682 1,724,705
Timken Co. ........................................... 30,426 2,311,768
Xylem, Inc./NY ........................................ 16,549 1,859,280
14,576,372
Professional Services — 6 .91%
Bureau Veritas SA ...................................... 144,323 3,784,984
Verisk Analytics, Inc. .................................... 14,015 2,574,696
6,359,680
Software — 2 .87%
ANSYS, Inc. (a) ....................................... 5,566 1,415,434
Roper Technologies, Inc. ................................. 2,798 1,228,014
2,643,448
Water Utilities — 1 .51%
American Water Works Co., Inc. ........................... 9,134 1,386,176
T otal Common Stocks (Cost $ 99,068,362 )
................
88,647,351
Real Estate Investment Trusts — 1 .20%
Mortgage Real Estate Investment Trusts (REITs) — 1 .20%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. ........ 34,167 1,108,377
T otal Real Estate Investment Trusts (Cost $ 1,899,929 )
......
1,108,377

The accompanying notes are an integral part of these financial statements.

Rockefeller Climate Solutions Fund
Schedule of Investments (Continued)
November 30, 2022
The Global Industry Classification Standard (GICS
®
) was developed by and/or is the exclusive
property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.
Shares Value
Money Market Funds — 2 .54%
Morgan Stanley Institutional Liquidity Funds - Treasury - Institutional
Class , 4 .096% (b) ...................................... 2,338,894 $ 2,338,894
Total Money Market Funds (Cost $ 2,338,894 )
.............
2,338,894
Total Investments (Cost $103,307,185) — 100.01% 92,094,622
Liabilities in E xcess of Other Assets — ( 0 .01 ) %
............. (7,737)
Total Net Assets — 100.00%
.............................
$ 92,086,885
Percentages are stated as a percent of net assets.
PLC
Public Limited Company
SA
An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
SE
Societas Europaea is a term for a European Public Liability Company.
(a) Non-income producing security.
(b)
The rate shown represents the seven-day yield as of November 30, 2022.

Rockefeller Climate Solutions Fund
Statement of Assets and Liabilities
November 30, 2022
The accompanying notes are an integral part of these financial statements.

Assets
Investments, at value (Cost:
$103,307,185
)
............................................................
$ 92,094,622
Dividends and interest receivable ..................................................................... 122,487
Receivable for investment securities sold ........................................................... 1,157,579
Other assets ................................................................................................ 24,738
Total Assets ...........................................................................................
93,399,426
Liabilities
Payable to Adviser ........................................................................................ 27,940
Payable for fund shares redeemed ................................................................... 1,100
Payable for investments purchased .................................................................. 1,185,270
Payable for 12b-1 fees - Class A ...................................................................... 423
Payable to affiliates ....................................................................................... 55,766
Accrued expenses and o ther liabilities .............................................................. 42,042
Total Liabilities .......................................................................................
1,312,541
Net Assets .................................................................................................
$ 92,086,885
Net Assets Consist of:
Paid-in capital ............................................................................................... $ 84,349,266
Total distributable earnings ............................................................................. 7,737,619
Net Assets .............................................................................................
$ 92,086,885
Class A ......................................................................................................
Net assets ..................................................................................................
$ 1,144,565
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value) .................................................................................................... 134,163
Net asset value, redemption price and offering price per share ........................... $ 8.53
Institutional Class .......................................................................................
Net assets ..................................................................................................
$ 90,942,320
Shares of beneficial interest outstanding (unlimited shares authorized, $0.001 par value) .................................................................................................... 10,624,761
Net asset value, redemption price and offering price per share ........................... $ 8.56

Rockefeller Climate Solutions Fund
Statement of Operations
November 30, 2022
The accompanying notes are an integral part of these financial statements.

Investment Income
Dividend income ........................................................................................... $ 1,363,702
Less: Foreign withholding taxes and issuance fees ............................................... (139,303)
Interest income ............................................................................................. 35,739
Total Investment Income .........................................................................
1,260,138
Expenses
Management fees .......................................................................................... 824,515
Administration and accounting fees ................................................................... 174,764
Transfer agent fees and expenses ..................................................................... 45,809
Federal & state registration fees ....................................................................... 43,073
Audit and tax fees .......................................................................................... 35,584
Legal fees .................................................................................................... 27,385
Directors' or trustees' fees ............................................................................... 18,866
Custody fees ................................................................................................ 18,030
Chief Compliance Officer fees .......................................................................... 11,998
Pricing fees .................................................................................................. 6,802
Insurance expense ........................................................................................ 3,904
12b-1 fees – Class A ...................................................................................... 2,867
Reports to shareholders ................................................................................. 2,736
Other expense .............................................................................................. 7,882
Total expenses .............................................................................................. 1,224,215
Net advisory recoupment/(waivers) (Note 4) ........................................................ (261,030)
Net e xpenses
........................................................................................ 963,185
Net Investment Income/(Loss)
....................................................................... 296,953
Realized and Unrealized Gain (Loss) on Investments
Net realized gain/(loss) on:
Investments ............................................................................................ (5,935,508)
Foreign currency ...................................................................................... (19,732)
Net change in unrealized appreciation/(depreciation) on:
Investments ............................................................................................ (11,855,055)
Foreign currency ...................................................................................... (309)
Net Realized and Unrealized Loss on Investments
........................................... (17,810,604)
Net Decrease in Net Assets f rom Operations
................................................... $ (17,513,651)

Rockefeller Climate Solutions Fund
Statements of Changes in Net Assets
Year Ended
November 30, 2022
Period From
July 21, 2021
(1)
to
November 30, 2021
From Operations
Net investment income/(loss) .................................... $ 296,953 $ (165,710)
Net realized loss from investments
and foreign currency translation .............................. (5,955,240) (330,173)
Net change in unrealized appreciation/(depreciation) on
investment and foreign currency translation ............... (11,855,364) 642,166
Net increase/(decrease) in net assets from operations ....... (17,513,651) 146,283
From Distributions
Net dividends and distributions ................................... (491,300) –
Net decrease in net assets resulting from distributions paid . (491,300) –
From Capital Share Transactions
Proceeds from shares sold — Class A ......................... 726,666 910,655
Proceeds from shares sold — Institutional Class ............ 8,695,113 23,389,127
Proceeds from shares issued from transfers in -kind—
Class A .............................................................. – 10,000
Proceeds from shares issued from transfers in -kind—
Institutional Class ................................................. – 91,552,365
Reinvestments — Class A ......................................... 3,754 –
Reinvestments — Institutional Class ............................ 333,438 –
Cost of shares redeemed — Class A ........................... (276,404) (10,385)
Cost of shares redeemed — Institutional Class .............. (13,512,820) (1,875,956)
Net increase/(decrease) in net assets from capital share
transactions ............................................................ (4,030,253) 113,975,806
Total increase/(decrease) in Net Assets .......................
(22,035,204) 114,122,089
Net Assets
Beginning of
the year ....................................................
114,122,089 –
End of
the year .............................................................
$ 92,086,885 $ 114,122,089
(1) Commenced operations on July 21, 2021 .

Rockefeller Climate Solutions Fund – Institutional Class
Financial Highlights
Year Ended
November 30,
2022
Period Ended
November 30,
2021
(1)
Net Asset Value, Beginning of Period .....................
$10.06 $10.00
Income from investment operations:
Net investment income/(loss)
(2)
......................... 0.03 (0.01)
Net realized and unrealized gain/(loss) .................... (1.49) 0.07
Total From Investment Operations ......................... (1.46) 0.06
Paid from net investment income ........................ – –
Paid from realized gains ............................... (0.04) –
Total Distributions ..................................... (0.04) –
Net Asset Value, End of Period ..........................
$8.56 $10.06
Total return .........................................
-14.55% 0.58%
(3)
Supplemental Data and Ratios:
Net assets, end of year (000) ............................. $90,942 $113,235
Ratio of expenses to average net assets:
Before waiver, expense recoupment ...................... 1.26% 1.25%
(4)
After waiver, expense recoupment ....................... 0.99% 0.99%
(4)
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment ...................... 0.04% (0.69)%
(4)
Net after waiver, expense recoupment .................... 0.31% (0.43)%
(4)
Portfolio turnover rate .................................. 16.93% 13.14%
(5)
(1) Commenced operations on July 21, 2021 .
(2)
Net investment income per share has been calculated based on average shares outstanding during the year.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.
(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.

Rockefeller Climate Solutions Fund – Class A
Financial Highlights
Year Ended
November 30,
2022
Period Ended
November 30,
2021
(1)
Net Asset Value, Beginning of Period .....................
$10.05 $10.00
Income from investment operations:
Net investment income/(loss)
(2)
......................... 0.01 (0.03)
Net realized and unrealized gain/(loss) .................... (1.49) 0.08
Total From Investment Operations ......................... (1.48) 0.05
Paid from net investment income ........................ – –
Paid from realized gains ............................... (0.04) –
Total Distributions ..................................... (0.04) –
Net Asset Value, End of Period ..........................
$8.53 $10.05
Total return .........................................
-14.76% 0.50%
(3)
Supplemental Data and Ratios:
Net assets, end of year (000) ............................. $1,145 $887
Ratio of expenses to average net assets:
Before waiver, expense recoupment ...................... 1.53% 1.56%
(4)
After waiver, expense recoupment ....................... 1.24% 1.24%
(4)
Ratio of net investment income/(loss) to average net assets:
Before waiver, expense recoupment ...................... (0.19)% (1.21)%
(4)
Net after waiver, expense recoupment .................... 0.08% (0.89)%
(4)
Portfolio turnover rate .................................. 16.93% 13.14%
(5)
(1) Commenced operations on July 21, 2021.
(2)
Net investment income per share has been calculated based on average shares outstanding during the year.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.
(5)
Portfolio turnover rate is not annualized and excludes the value of portfolio securities received as a result of in-kind subscriptions.

Rockefeller Climate Solutions Fund
Notes to Financial Statements
November 30, 2022
(1) Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Rockefeller Climate Solutions Fund (the
"Fund") represents a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the Fund is to seek long-term growth of capital principally through equity investments in public companies across the market capitalization spectrum offering climate change mitigation or adaptation products and services. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. Costs incurred by the Fund in connection with the organization, registration and initial public offering of shares were borne by the Adviser.
(2) Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The Fund is an investment company and accordingly follows the investment company accounting reporting guidance of the Financial Accounting Standards Board (FASB)
Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.
(a) Investment Valuation
Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued.
If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.
Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or
NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day;
or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-
the-counter markets as published by an approved independent pricing service (“Pricing
Service”).
Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier.
Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the
U.S. dollar using the applicable currency exchange rates as of the close of the New York
Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.
Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S.
market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its
NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.
Debt securities, including short-term debt instruments having a maturity of 60 days or less, are generally valued at the mean in accordance with prices provided by a
Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-
dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value, as described below.
When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust’s Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.
The Fund has adopted Statement of Financial Accounting Standards, “Fair Value
Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:
Level 1— Quoted prices in active markets for identical securities.
Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3— Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of November
30, 2022:

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
The Fund held no Level 3 securities during the year ended November 30, 2022.
The Fund did not invest in derivative securities or engage in hedging activities during the year ended November 30, 2022.
(b) Federal Income Taxes
The Fund complies with the requirements of Subchapter M of the Internal Revenue
Code of 1986, as amended the (“Code”), necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.
(c) Distributions to Shareholders
The Fund will distribute net investment income (less operation expenses) and net capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature.
To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Rockefeller Climate Solutions Fund
Level 1 Level 2 Level 3 Total
Assets
(1)
:
Equities:
Common Stock $ 59,394,209 $ 29,253,142 $ – $ 88,647,351
Real Estate Investment Trusts 1,108,377 – – 1,108,377
Total Equity Securities
60,502,586 29,253,142 – 89,755,728
Money Market Funds
2,338,894 – – 2,338,894
Total Investments in Securities
$ 62,841,480 $ 29,253,142 $ – $ 92,094,622
(1)
See the Schedule of Investments for industry classifications.

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
(e) Share Valuation
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.
(f) Expenses
Expenses associated with a specific fund in the Trust are charged to that fund. Expenses are recognized on an accrual basis. Common expenses are typically allocated evenly between the series of the Trust, or by other equitable means.
(g) Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on a high amortized cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Fund's investments in REITs are comprised of ordinary income, capital gains and return of capital, as applicable. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gain or ordinary income. Such estimates are based on historical information available from each REIT and other industry sources.
These estimates may subsequently be revised based on information received for the security after the tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. Changes to estimates will be recorded in the period they are known. The distributions received from
REIT securities that have been classified as income and capital gains are included in dividend income and net realized gain on investments, respectively, on the Statement of Operations. The distributions received that are classified as return of capital reduced the cost of investments on the Statement of Assets and Liabilities. Any discount or premium is accreted or amortized using the constant yield method until maturity, or where applicable, the first call date of the security. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.
(3) Federal Tax Matters
The tax character of distributions paid during the year ended November 30, 2022 was as follows:
Distributions paid from:
Ordinary Income .................................................. $ –
Long-Term Capital Gains ............................................ 491,300
Total Distributions Paid ............................................ $ 491,300

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
As of November 30, 2022, the components of accumulated earnings (losses) for income tax purposes were as follows:
The difference between cost amounts for financial statement and federal income tax purposes is due to wash sale and partnership adjustments and timing differences in recognizing certain gains and losses in security transactions.
As of November 30, 2022, the Fund had short-term capital losses of $3,979,753 and long-term capital losses of $539,008, which will be carried forward indefinitely to offset future realized capital gains.
As of November 30, 2022, the tax years 2021 and 2022 remain open to examination in the Fund's major tax jurisdictions. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of
Operations. During the year, the Fund did not incur any interest or penalties, nor were any accrued as of November 30, 2022.
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended November 30, 2022, the following reclassifications were made for permanent tax differences on the Statement of Assets and Liabilities.
(4) Investment Adviser
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of
0.85%, of the average daily net assets of the Fund.
The Adviser has contractually agreed to waive its management fee and/or reimburse the
Fund’s other expenses through the expiration date listed below to the extent necessary to ensure that the Fund’s total annual operating expenses do not exceed the Fund’s
Expense Limitation Cap, listed below, of the Fund’s average daily net assets.
Cost basis of investments for federal income tax purposes
$ 79,953,273
Gross tax unrealized appreciation
28,077,849
Gross tax unrealized depreciation
(15,937,134)
Net tax unrealized appreciation
12,140,715
Undistributed ordinary income
115,665
Undistributed capital gains
–
Total other accumulated loss
(4,518,761)
Total distributable earnings
$ 7,737,619
Total Distributable Earnings/(Losses) $ (11,277)
Paid-In Capital 11,277
Expense
Limitation Cap
Expiration
Date
Rockefeller Climate Solutions Fund ................. 0.99% March 31, 2024

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recover amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver and/or reimbursement; or (2) the Expense Limitation Cap in place at the time of recovery; provided, however, that the Adviser shall only be entitled to recover such amounts for a period of up to three years from the date such amount was waived or reimbursed. For the year ended November 30, 2022, $261,030 of expenses were waived, which are eligible for recoupment through November 30, 2025.
(5) Related Party Transactions
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services
(“Fund Services” or the “Administrator”), acts as the Fund's Administrator under an
Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses; and
reviews the Fund's expense accruals. Fund Services also serves as the fund accountant and transfer agent to the Fund. U.S. Bank National Association (“US Bank”), an affiliate of Fund Services, serves as the Fund’s custodian. The Trust’s Chief Compliance Officer is also an employee of Fund Services. Fees and expenses incurred for the year ended
November 30, 2022, and owed as of November 30, 2022, are as follows:
The Fund has a line of credit with US Bank (see Note 9).
Certain officers of the Fund are also employees of Fund Services.
(6) Distribution Plan
The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act
(the “12b-1 Plan”), on behalf of the Class A shares of the Fund which authorizes the
Trust to pay Quasar Distributors, LLC (the “Distributor”), the Fund's principal distributor, a distribution fee of 0.25% of the Fund’s average daily net assets of the Fund's Class A shares. During the year ended November 30, 2022, the Class A shares incurred fees pursuant to the 12b-1 Plan of $2,867.
(7) Capital Share Transactions
Transactions in the shares of the Fund were as follows:
Incurred Owed
Administration & Accounting $ 174,764 $ 31,146
Pricing $ 6,802 $ 190
Transfer Agency $ 45,809 $ 16,495
Custody $ 18,030 $ 2,732
Chief Compliance Officer $ 11,998 $ 5,583
Class A
Year Ended
November 30, 2022
Period Ended
November 30, 2021
Shares Sold .................................................. 79,448 88,305
Shares issued from transfer-in-kind – 1,000
Shares Reinvested ......................................... 366 –

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
(8) Investment Transactions
The aggregate securities transactions, excluding short-term investments and amounts transferred in-kind noted below, for the Fund for the year ended November 30, 2022 are listed below.
(9) Line of Credit
As of November 30, 2022, the Fund had a line of credit in the amount of $10,000,000, which will mature on August 5, 2023. This secured line of credit is intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is the Fund's custodian, US Bank. Interest will accrue at the prime rate. The Fund did not utilize the line of credit during the year ended November 30, 2022.
(10) Recent Market Events
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European
Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from
Russia. The war has contributed to recent market volatility and may continue to do so.
These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on your account.
Shares Redeemed .......................................... (33,956) (1,000)
Net Increase .................................................. 45,858 88,305
Institutional Class
Year Ended
November 30, 2022
Period Ended
November 30, 2021
Shares Sold .................................................. 968,830 2,286,459
Shares issued from transfer-in-kind – 9,155,236
Shares Reinvested ......................................... 32,467 –
Shares Redeemed .......................................... (1,635,005) (183,226)
Net (Decrease)/Increase .................................. (633,708) 11,258,469
Purchases Sales
U.S.
Government
Securities
Purchases
U.S.
Government
Securities
Sales
Rockefeller Climate Solutions
Fund .................. $ 16,041,728 $ 18,817,753 $ – $ –

Rockefeller Climate Solutions Fund
Notes to Financial Statements (Continued)
November 30, 2022
(11) Subsequent Events
The Fund has evaluated events and transactions that have occurred subsequent to November 30, 2022 and determined there were no subsequent events that would require recognition or disclosure within the financial statements other than as described below.
On December 20, 2022, the Fund declared and paid distributions from ordinary income to shareholders of record as of December 19, 2022, of $123,855 for the Institutional
class.

Rockefeller Climate Solutions Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of the Rockefeller Climate Solutions Fund and the
Board of Trustees of Trust for Professional Managers:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Rockefeller Climate Solutions Fund (the “Fund”), a portfolio of the series constituting the Trust for Professional Managers, as of November 30, 2022, the
related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 21,
2021 (commencement date) to November 30, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2022, and the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year then ended and period from July 21, 2021 (commencement date) to November 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
The financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
January 27, 2023

Rockefeller Climate Solutions Fund
Report of Independent Registered Public Accounting Firm
(Continued)
We have served as the auditor of one or more Trust for Professional Managers’ investment companies since 2002.

Rockefeller Climate Solutions Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met
on August 26, 2022 to consider the renewal of the Investment Advisory Agreement (the
“Agreement”) between the Trust, on behalf of the Rockefeller Climate Solutions Fund (the
“Fund”), a series of the Trust, and Rockefeller & Co. LLC, the Fund’s investment adviser (the
“Adviser”). The Trustees also met at a prior meeting held on June 13, 2022 (the “June 13,
2022 Meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s
Form ADV, select financial statements of the Adviser, bibliographic information of the
Adviser’s key management and compliance personnel, comparative fee information for the
Fund and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment
Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2023.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED TO THE
FUND
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s operation by the Adviser’s staff.
The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Casey C. Clark and Rolando
F. Morillo, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund. The Trustees reviewed information provided by the
Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Fund. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the
Fund’s performance and outlook, along with the compliance efforts made by the Adviser.
The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer

Rockefeller Climate Solutions Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)
to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the implementation and operational effectiveness of the Adviser’s business continuity plan in response to the
COVID-19 pandemic. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER
The Trustees discussed the performance of the Fund for the quarter and since inception periods ended March 31, 2022. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-
term performance of the Fund on both an absolute basis and in comparison to a benchmark index (the MSCI All Country World Index) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. open-end global small/mid-cap stock, global large-cap stock blend, global large-cap stock growth and mid-cap blend funds) (the “Barrington Cohort”). The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund.
The Trustees noted the Fund did not yet have a full year of performance as of March 31,
2022, and therefore a comparison of the performance of the Fund to the Barrington Cohort was not available. The Trustees noted that for the quarter and since inception periods ended
March 31, 2022, the Fund had underperformed the MSCI All Country World Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions.
Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS TO BE REALIZED BY THE
ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The
Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of the Fund relative to the Barrington Cohort and the separately-managed accounts of the Adviser with the same or similar investment strategies as the Fund, as well as any fee waivers and expense reimbursements of the Adviser.
The Trustees also considered the overall profitability of the Adviser and reviewed the
Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage practices and use of soft dollars by the Adviser. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically

Rockefeller Climate Solutions Fund
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)
for the June 13, 2022 meeting and the August 26, 2022 meeting at which the Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.
The Trustees noted that the Fund’s contractual management fee of 0.85% was above the
Barrington Cohort average of 0.82%. The Trustees noted that the Fund was operating above its expense cap of 0.99%. The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 0.99% was below the Barrington Cohort average of 1.02%. The Trustees also compared the fees paid by the Fund to the fees paid by separately-managed accounts of the Adviser that are managed by the Adviser with similar investment strategies.
The Trustees concluded that the Fund’s expenses and the management fees paid to the
Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Fund was not profitable to the Adviser, but the Adviser maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business, despite its subsidies to support the Fund’s operations.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS
The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of the
Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees reviewed all fee waivers, expense reimbursements and potential recoupments by the Adviser with respect to the Fund. The Trustees noted
that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structure, the
Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.
5. BENEFITS TO BE DERIVED FROM THE RELATIONSHIP WITH THE FUND
The Trustees considered the direct and indirect benefits that could be received by the
Adviser from its association with the Fund. The Trustees examined the brokerage practices of the Adviser with respect to the Fund. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the
Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Agreement for an additional term ending August 31, 2023 as being in the best interests of the Fund and its shareholders.

Rockefeller Climate Solutions Fund
Notice of Privacy Policy & Practices
November 30, 2022 (Unaudited)
We collect non-public personal information about you from the following sources:
information we receive about you on applications or other forms;
information you give us orally; and
information about your transactions with us or others.
The types of non-public personal information we collect and share can include:
social security numbers;
account balances;
account transactions;
transaction history;
wire transfer instructions; and
checking account information.
What Information We Disclose
We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the
Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.
How We Protect Your Information
All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.
In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Rockefeller Climate Solutions Fund
Additional Information
November 30, 2022(Unaudited)
Tax Information
For the year ended November 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief
Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was 0.00%.
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended November 30, 2022, was
0.00%.
For the year ended November 30, 2022, the percentage of taxable ordinary income distributions designated as short-term capital gain distributions under Section 871(k)(2)(c)
of the Code for the Funds was 0.00%.
Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.
Information about Trustees
The business and affairs of the Trust are managed under the direction of the Board of
Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 855-369-6209.
Name, Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Independent Trustees
Michael D. Akers,
Ph.D.
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1955
Trustee
Indefinite
Term;
Since
August 22,
2001
22
Professor
Emeritus
Department of
Accounting (June
2019-present),
Professor
Department
of Accounting
(2004-May
2019 Marquette
University.
Independent
Trustee, USA
MUTUALS
(an open-end
investment
company)
(2001-2021).

Rockefeller Climate Solutions Fund
Additional Information (Continued)
November 30, 2022(Unaudited)
Name, Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Gary A. Drska
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1956
Trustee
Indefinite
Term;
Since
August 22,
2001
22
Retired; Former
Pilot, Frontier/
Midwest Airlines,
Inc. (airline
company)
(1986-2021).
Independent
Trustee, USA
MUTUALS
(an open-end
investment
company)
(2001-2021).
Vincent P. Lyles
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1961
Trustee
Indefinite
Term;
Since April
6, 2022
22
System Vice
President of
Community
Relations,
Advocate
Aurora Health
Care (health
care provider)
(2019-present);
President and
Chief Executive
Officer, Boys
& Girls Club of
Greater Milwaukee
(2012-2018).
Independent
Director, BMO
Funds, Inc.
(an open-end
investment
company)
(2017-2022).
Erik K. Olstein
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1967
Trustee
Indefinite
Term;
Since April
6, 2022
22
Retired; President
and Chief
Operation Officer
(2000-2020),
Vice President of
Sales and Chief
Operating Officer
(1995-2000),
Olstein Capital
Management,
L.P. (asset
management
firm); Secretary
and Assistant
Treasurer, The
Olstein Funds
(1995-2018).
Trustee, The
Olstein Funds
(an open-end
investment
company)
(1995-2018).

Rockefeller Climate Solutions Fund
Additional Information (Continued)
November 30, 2022(Unaudited)
Name, Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Lisa Zúñiga Ramírez
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1969
Trustee
Indefinite
Term;
Since April
6, 2022
22
Retired; Principal
and Senior
Portfolio Manager,
Segall , Bryan &
Hamill, LLC (asset
management
firm) (2018-2020);
Partner and
Senior Portfolio
Manager, Denver
Investments
LLC (asset
management firm)
(2009-2018).
N/A
Gregory M. Wesley
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1969
Trustee
Indefinite
Term;
Since April
6, 2022
22
Senior Vice
President of
Strategic Alliances
and Business
Development,
Medical College
of Wisconsin
(2016-present).
N/A
Officers
John P. Buckel
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1957
President
and
Principal
Executive
Officer
Indefinite
Term;
Since
January
24, 2013
N/A
Vice President
U.S. Bancorp Fund
Services, LLC
(2004-present).
N/A
Jennifer A. Lima
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1974
Vice
President,
Treasurer
and
Principal
Financial
and
Accounting
Officer
Indefinite
Term;
Since
January
24, 2013
N/A
Vice President
U.S. Bancorp Fund
Services, LLC
(2002-present).
N/A

Rockefeller Climate Solutions Fund
Additional Information (Continued)
November 30, 2022(Unaudited)
Name, Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Deanna B. Marotz
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1965
Chief
Compliance
Officer, Vice
President
and Anti-
Money
Laundering
Officer
Indefinite
Term;
Since
October
21, 2021
N/A
Senior Vice
President,
U.S. Bancorp Fund
Services, LLC
(2021-present);
Chief Compliance
Officer of Keeley-
Teton Advisors,
LLC and Teton
Advisors, Inc.
(2017-2021).
N/A
Jay S. Fitton
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1970
Secretary
Indefinite
Term;
Since July
22,
2019
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2019–present);
Partner, Practus ,
LLP (2018-2019);
Counsel, Drinker
Biddle & Reath
LLP (2016-2018).
N/A
Kelly A. Strauss
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1987
Assistant
Treasurer
Indefinite
Term;
Since April
23,
2015
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2011–present).
N/A
Shannon Coyle
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1990
Assistant
Treasurer
Indefinite
Term;
Since
August 26,
2022
N/A  Officer,
U.S. Bancorp Fund
Services, LLC
(2015–present).
N/A

Rockefeller Climate Solutions Fund
Additional Information (Continued)
November 30, 2022(Unaudited)
Name, Address and
Year of Birth
Position(s)
Held with
the Trust
Term of
Office
and
Length
of Time
Served
Number of
Portfolios
in Trust
Overseen
by Trustee
Principal
Occupation(s)
During the Past
Five Years
Other
Directorships
Held by Trustee
During the Past
Five Years
Laura A. Carroll
615 E. Michigan St.
Milwaukee, WI 53202
Year of Birth: 1985
Assistant
Treasurer
Indefinite
Term;
Since
August 20,
2018
N/A
Assistant Vice
President,
U.S. Bancorp Fund
Services, LLC
(2007–present).
N/A

! ! !
A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)
Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties.
In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’
forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively.
Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.
ADDITIONAL INFORMATION (Unaudited)
The Fund adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 855-369-6209. A description of these policies and procedures is also included in the Fund’s Statement of
Additional Information, which is available on the SEC’s website at http://www.sec.gov .
The Fund’s proxy voting records for the most recent 12-month period ended June 30 are available without charge, either upon request by calling the Fund toll free at 855-369-6209 or by accessing the SEC’s website at http://www.sec.gov .
The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Shareholders may view the Part F of Form N-PORT reports, on the SEC’s website at http://www.sec.gov .
HOUSEHOLDING (Unaudited)
In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the
Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-
369-6209 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

! ! !
ROCKEFELLER FUNDS
Investment Adviser
Rockefeller & Co. LLC
45 Rockefeller Plaza, 5th Floor
New York, New York 10111
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street
Suite 1800
Milwaukee, Wisconsin 53202
Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, Illinois 60606
Transfer Agent, Fund Accountant and
Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue
Suite 2200
Milwaukee, Wisconsin 53202
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2019.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees h
as determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2022	FYE 11/30/2021
Audit Fees	$28,900	$28,000
Audit-Related Fees	0	0
Tax Fees	$6,375	$6,200
All Other Fees	0	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by
Deloitte & Touche LLP
applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2022	FYE 11/30/2021
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2022	FYE 11/30/2021
Registrant	$0	$0
Registrant’s Investment Adviser	$613,700	$613,700

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission o
f Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s President
and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securiti
es Lending Activities for Closed-End Management Investment Companies

            Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
       (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed on February 6, 2019.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)        Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.
  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title
/s/ John Buckel
_____________
John Buckel, President

Date   1/31/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/ John Buckel
_____________
John Buckel, President

Date   1/31/2023

By (Signature and Title)*
/s/ Jennifer Lima
____________
Jennifer Lima, Treasurer

Date   1/31/2023

* Print the name and title of each signing officer under his or her signature.

CERTIFICATIONS

I, John Buckel, certify that:

1.

I have reviewed this report on Form N-CSR of Trust for Professional Managers;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)

Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: 1/31/2023	/s/ John Buckel _____________ John Buckel President

CERTIFICATIONS

I, Jennifer Lima, certify that:

1.

I have reviewed this report on Form N-CSR of Trust for Professional Managers;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3.

Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;
(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and
(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and
(b)

Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: 1/31/2023	/s/ Jennifer Lima ____________ Jennifer Lima Treasurer

Certification Pursuant to Section 906 of the Sarbanes-Oxley Act

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, each of the undersigned officers of the Trust for Professional Managers (the “Trust”), does hereby certify, to such officer’s knowledge, that the report on Form N-CSR of the Trust for the year ended November 30, 2022 fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934, as applicable, and that the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Trust for the stated period.

/s/ John Buckel _____________ John Buckel President, Trust for Professional Managers	/s/ Jennifer Lima ____________ Jennifer Lima Treasurer, Trust for Professional Managers
Dated: 1/31/2023

This statement accompanies this report on Form N-CSR pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and shall not be deemed as filed by the Trust for purposes of Section 18 of the Securities Exchange Act of 1934.